VictoryShares Short-Duration Municipal ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Short-Duration Municipal ETF | VictoryShares Short-Duration Municipal ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0